Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 80,983	$ 299,520	$ 37,774
Accounts receivable, net	118,715	243,381	213,422
Prepaid expense	54,000	449,954
Other current assets			219,000
Total current assets	253,698	992,855	470,196
Property and equipment, net	59,138	67,651	64,792
Intangibles	542,310	458,033
Total assets	855,146	1,518,539	534,988
Current liabilities:
Accounts payable and accrued liabilities	1,762,563	1,620,661	219,852
Deferred revenue	50,300	337,500	73,648
Convertible notes payable, net	7,515,159	5,761,479	19,493
Shares to be issued	537,865	1,047,885	87,029
Derivative liability	983,630	513,959	304,490
Due to related parties
Total current liabilities	10,849,517	9,281,484	704,512
Convertible notes payable, net - related party	1,258,687	1,386,919
Notes payable - related party			2,162,562
Total liabilities	12,108,204	10,668,403	2,867,074
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, par value $0.001, authorized 50,000,000 shares; 1 shares issued and outstanding at December 31, 2021 and December 31, 2020
Common stock, par value $0.001, authorized 500,000,000 shares; 97,785,107 and 92,682,632 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	120,400	97,785	92,682
Additional paid-in capital	17,028,768	15,656,425	152,953
Accumulated deficit	(28,402,226)	(24,904,074)	(2,577,721)
Total stockholders’ equity (deficit)	(11,253,058)	(9,149,864)	(2,332,086)
Total liabilities and stockholders’ equity (deficit)	$ 855,146	$ 1,518,539	$ 534,988